Financial instruments and risk management (Details Narrative) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2024 BRL (R$) $ / shares R$ / shares	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Hedge reserve carried out	R$ 2,318
Put Options [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 5,360	R$ 1,140
Average strike price | Number | $ / shares	4.51
Call Options [Member]
IfrsStatementLineItems [Line Items]
Average strike price | Number | $ / shares	6.81
BRL [Member]
IfrsStatementLineItems [Line Items]
International stand-by credit facility	R$ 6,200
Average export	14,200
BRL [Member] | Future Exports [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments	13,790
Hedge instruments ending balance	13,654
Hedge reserve carried out	(136)
BRL [Member] | Future Exports [Member] | Hedge Designation 2019 [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 5,573
Maturity date	2026 a 2029
Protection exchange rate | R$ / shares	R$ 19.611
Hedge instruments	R$ 5,573
Hedge instruments ending balance	5,573
BRL [Member] | Future Exports [Member] | Hedge Designation 2021 [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 8,360
Maturity date	2023 a 2031
Protection exchange rate | R$ / shares	R$ 20.359
Hedge instruments	R$ 8,217
Hedge instruments ending balance	8,081
Hedge reserve carried out	(136)
BRL [Member] | Call Options [Member]
IfrsStatementLineItems [Line Items]
Notional amount	5,360
USD [Member]
IfrsStatementLineItems [Line Items]
International stand-by credit facility	1,000
Average export	2,300
USD [Member] | Future Exports [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments	2,227
Hedge instruments ending balance	2,205
Hedge reserve carried out	(22)
USD [Member] | Future Exports [Member] | Hedge Designation 2019 [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 900
Maturity date	2026 a 2029
Protection exchange rate | R$ / shares	R$ 19.611
Hedge instruments	R$ 900
Hedge instruments ending balance	900
USD [Member] | Future Exports [Member] | Hedge Designation 2021 [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 1,350
Maturity date	2023 a 2031
Protection exchange rate | R$ / shares	R$ 20.359
Hedge instruments	R$ 1,327
Hedge instruments ending balance	1,305
Hedge reserve carried out	(22)
USD [Member] | Call Options [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 790